Produced Content, Net - Summary of Estimated Amortization Expense Relating to Produced Content: (Details) - Sep. 30, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated Amortization Expense Relating To Produced Content [Line Items]
Three months ending December 31, 2020	¥ 326,064	$ 48,024
Year ending December 31, 2021	421,467	62,075
Year ending December 31, 2022	214,681	31,619
Year ending December 31, 2023	¥ 147,147	$ 21,672